UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):                  [ ] is a restatement
                                                    [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:          Credo Capital Management, LLC Address:
               225 E. Redwood Street, 2nd Floor
               Baltimore, MD  21202

Form 13F File Number:  28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD          October 20, 2009
------------------                -------------          ----------------
[Signature]                       [City, State]              [Date]


Report Type (Check only one):
[x]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F information Table Entry Total:  112

Form 13F Information Table Value Total:  433,538

List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.
NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                              Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer                      Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------                      -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----

ADC Telecommunications Inc         COM         000886309         551    66120   SH      Sole                                 66120
AeroVironment Inc                  COM         008073108         357    12720   SH      Sole                                 12720
Alexion Pharmaceuticals Inc        COM         015351109        7675   172323   SH      Sole                        93655    78668
Alpha Natural Resources Inc        COM         02076X102        6796   193604   SH      Sole                        99045    94559
Altera Corp                        COM         021441100        5886   286971   SH      Sole                       156525   130446
American Public Education Inc      COM         02913V103         425    12246   SH      Sole                                 12246
Ameron Intl Corp                   COM         030710107         607     8670   SH      Sole                                  8670
Blackrock Inc.                     COM         09247X101        6277    28950   SH      Sole                        15790    13160
Blue Nile Inc                      COM         09578R103         458     7380   SH      Sole                                  7380
BorgWarner Inc                     COM         099724106        6778   223980   SH      Sole                       121640   102340
Broadcom Corp                      COM         111320107        4175   136035   SH      Sole                        74210    61825
C H Robinson Worldwide Inc         COM         12541W209        7675   132892   SH      Sole                        72480    60412
Carbo Ceramics Inc                 COM         140781105         527    10230   SH      Sole                                 10230
Cavium Network Inc                 COM         14965A101         640    29790   SH      Sole                                 29790
Chipotle Mexican Grill Inc.        COM         169656105        6494    66910   SH      Sole                        36510    30400
Clorox Co.                         COM         189054109        5913   100520   SH      Sole                        54540    45980
Coherent, Inc.                     COM         192479103         421    18070   SH      Sole                                 18070
Coinstar Inc                       COM         19259P300        5795   175700   SH      Sole                        84840    90860
Community Health Systems           COM         203668108        6886   215671   SH      Sole                       107660   108011
Computer Programs & Sys Inc        COM         205306103         528    12754   SH      Sole                                 12754
Constant Contact Inc               COM         210313102         570    29630   SH      Sole                                 29630
Corinthian Colleges Inc            COM         218868107         668    35970   SH      Sole                                 35970
Covance Inc                        COM         222816100        6005   110900   SH      Sole                        60475    50425
Cree Inc                           COM         225447101        7077   192565   SH      Sole                       105020    87545
DTS Inc                            COM         23335C101         633    23137   SH      Sole                                 23137
DeVry Inc                          COM         251893103        6621   119685   SH      Sole                        64930    54755
Dean Foods Co                      COM         242370104        5730   322095   SH      Sole                       175680   146415
Digital Realty Trust Inc.          COM         253868103        8368   183060   SH      Sole                        99540    83520
Dime Community Bancorp Inc         COM         253922108         383    33480   SH      Sole                                 33480
Dolan Media Co                     COM         25659P402         429    35750   SH      Sole                                 35750
Dollar Tree Inc                    COM         256746108        7287   149700   SH      Sole                        81340    68360
Dupont Fabros Technology           COM         26613Q106         535    40160   SH      Sole                                 40160
Eagle Materials Inc.               COM         26969P108        4342   151920   SH      Sole                        82900    69020
Electronic Arts Inc                COM         285512109        6237   327400   SH      Sole                       178595   148805
Encore Acquisition Co.             COM         29255W100        2926    78240   SH      Sole                        42250    35990
FMC Corp                           COM         302491303        3955    70316   SH      Sole                        38349    31967
FTI Consulting Inc                 COM         302941109        7213   169290   SH      Sole                        86860    82430
Flowers Foods Inc                  COM         343498101        5280   200850   SH      Sole                        98670   102180
Forward Air Corp                   COM         349853101         537    23200   SH      Sole                                 23200
Fuel Tech Inc                      COM         359523107         532    47480   SH      Sole                                 47480
GameStop Corp Cl A                 COM         36467W109        5273   199200   SH      Sole                       108530    90670
Genoptix Inc                       COM         37243V100         623    17900   SH      Sole                                 17900
Grainger (WW) Inc.                 COM         384802104        6033    67508   SH      Sole                        36824    30684
Greatbatch Inc                     COM         39153L106         431    19183   SH      Sole                                 19183
Green Mountain Coffee Roasters     COM         393122106        8821   119460   SH      Sole                        64930    54530
Harman International Inds.         COM         413086109        5462   161220   SH      Sole                        80170    81050
Hibbett Sports Inc                 COM         428567101         475    26030   SH      Sole                                 26030
Hudson City Bancorp Inc            COM         443683107        5738   436373   SH      Sole                       238005   198368
Hughes Communications Inc          COM         444398101         913    30100   SH      Sole                                 30100
Illumina Inc                       COM         452327109        5889   138572   SH      Sole                        75600    62972
Ingersoll-Rand Co. Ltd.            COM         G47791101        5541   180650   SH      Sole                        98250    82400
Iron Mountain Inc                  COM         462846106        8585   322010   SH      Sole                       175630   146380
Janus Capital Group Inc            COM         47102X105        7085   499630   SH      Sole                       249851   249779
KLA-Tencor Corp                    COM         482480100        9856   274855   SH      Sole                       149980   124875
Koppers Hldgs Inc                  COM         50060P106         423    14250   SH      Sole                                 14250
LKQ Corp                           COM         501889208        5417   292155   SH      Sole                       146816   145339
Lance Inc                          COM         514606102         362    14020   SH      Sole                                 14020
Lauder Estee Cos Inc Cl A          COM         518439104        6877   185470   SH      Sole                       101150    84320
Lawson Software Inc.               COM         52078P102          73    11636   SH      Sole                                 11636
Luminex Corp                       COM         55027E102         497    29210   SH      Sole                                 29210
Marten Transport Ltd               COM         573075108         511    29960   SH      Sole                                 29960
Marvell Technology Group Ltd       COM         G5876H105        7420   458334   SH      Sole                       249925   208409
MasTec Inc                         COM         576323109         503    41380   SH      Sole                                 41380
Maxwell Technologies Inc.          COM         577767106         729    39560   SH      Sole                                 39560
MetroPCS Communications Inc        COM         591708102        6367   680255   SH      Sole                       370925   309330
Monro Muffler Brake Inc.           COM         610236101         430    13530   SH      Sole                                 13530
Nalco Holding Co                   COM         62985Q101        6781   330918   SH      Sole                       164411   166507
Net 1 UEPS Technologies Inc        COM         64107N206         556    26534   SH      Sole                                 26534
NetSuite Inc                       COM         64118Q107         678    44300   SH      Sole                                 44300
Netezza Corp.                      COM         64111N101         409    36390   SH      Sole                                 36390
Netflix Inc                        COM         64110L106        5437   117750   SH      Sole                        58275    59475
NuVasive Inc                       COM         670704105        4520   108230   SH      Sole                        50890    57340
O'Reilly Automotive Inc            COM         686091109        7748   214375   SH      Sole                       116960    97415
Odyssey Healthcare Inc             COM         67611V101         420    33576   SH      Sole                                 33576
Onyx Pharmaceuticals Inc           COM         683399109         593    19780   SH      Sole                                 19780
Overseas Shipholding Group Inc     COM         690368105         487    13030   SH      Sole                                 13030
Owens Corning                      COM         690742101        4494   200170   SH      Sole                       108070    92100
Owens-Illinois Inc                 COM         690768403        7409   200775   SH      Sole                       109490    91285
Pall Corp                          COM         696429307        5031   155840   SH      Sole                        85030    70810
Panera Bread Co                    COM         69840W108        4414    80257   SH      Sole                        39830    40427
Par Pharmaceutical Cos. Inc.       COM         69888P106         644    29920   SH      Sole                                 29920
Power Intergrations, Inc.          COM         739276103         417    12500   SH      Sole                                 12500
Price T.Rowe Group Inc             COM         74144T108       10980   240255   SH      Sole                       131020   109235
Qiagen NV                          COM         N72482107        6415   301434   SH      Sole                       163925   137509
Quanta Services Inc                COM         74762E102        3751   169490   SH      Sole                        92870    76620
Quicksilver Resources Inc.         COM         74837R104        6647   468440   SH      Sole                       255520   212920
RBC Bearings Inc                   COM         75524B104         385    16495   SH      Sole                                 16495
RTI Biologics Inc.                 COM         74975N105         346    79510   SH      Sole                                 79510
RehabCare Group Inc                COM         759148109         304    14004   SH      Sole                                 14004
Rovi Corporation                   COM         779376102       11769   350270   SH      Sole                       191060   159210
SBA Communcations Corp             COM         78388J106        5006   185203   SH      Sole                       101020    84183
SPX Corp                           COM         784635104        3905    63730   SH      Sole                        34740    28990
Salesforce.com Inc                 COM         79466L302        5898   103604   SH      Sole                        56335    47269
Silicon Laboratories               COM         826919102        6484   139870   SH      Sole                        76290    63580
Skyworks Solutions Inc             COM         83088M102        8460   639005   SH      Sole                       319865   319140
Smart Balance Inc.                 COM         83169Y108         343    55940   SH      Sole                                 55940
Solera Hldgs Inc                   COM         83421A104         597    19200   SH      Sole                                 19200
Stifel Financial Corp.             COM         860630102        8675   158009   SH      Sole                        80554    77455
Switch & Data Facilities           COM         871043105         507    37271   SH      Sole                                 37271
Synaptics Inc                      COM         87157D109         414    16420   SH      Sole                                 16420
Taser International                COM         87651B104         347    73430   SH      Sole                                 73430
Tessera Technologies Inc           COM         88164L100         685    24570   SH      Sole                                 24570
Thoratec Corp                      COM         885175307        7465   246620   SH      Sole                       121180   125440
Ultra Petroleum Corp               COM         903914109        6619   135195   SH      Sole                        73745    61450
Ultratech Inc                      COM         904034105         417    31540   SH      Sole                                 31540
United Therapeutics Corp           COM         91307C102        9355   190960   SH      Sole                        95440    95520
Urban Outfitters Inc               COM         917047102        7940   263188   SH      Sole                       143590   119598
Valspar Corp.                      COM         920355104        5100   185390   SH      Sole                       100130    85260
Volcano Corp                       COM         928645100         565    33600   SH      Sole                                 33600
Zebra Technologies Corp Cl A       COM         989207105        5387   207767   SH      Sole                       113030    94737
athenahealth Inc                   COM         04685W103         559    14570   SH      Sole                                 14570
tw telecom Inc Cl A                COM         87311L104        7653   568997   SH      Sole                       274333   294664



REPORT SUMMARY          112 DATA RECORDS                433538          0 OTHER MANAGERS        ON WHOSE BEHALF REPORT  IS FILED